Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 47,825,000	$ 36,638,000
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	163,181,000
Amount outstanding with Federal Home Loan Bank ("FHLB")	37,000,000
Long-term debt	25,000,000	$ 25,000,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 10,888,000